Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Income [Abstract]
Interest Income	$ 2,974	$ 3,016	$ 4,634